CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of long-lived assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 80,469	$ 76,869
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	59,054	58,436
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	10,202	8,448
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	6,025	5,160
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 5,188	$ 4,825